Geographic Information	3 Months Ended
Mar. 31, 2012
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 13 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Successor		Predecessor
	Three Months Ended March 31, 2012	Three Months Ended March 31, 2011	January 1, 2011 through January 25, 2011
United States	$222.6	$141.9	$67.4
Canada	7.6	5.5	2.6
Mexico	6.4	4.3	2.4
United Kingdom	4.2	2.5	1.0
France	3.6	2.1	1.2
Germany	2.1	1.1	0.5
Spain	1.3	0.9	0.5
China	1.5	0.4	0.2
Other	12.3	8.0	3.1

	$261.6	$166.7	$78.9

Net long-lived assets by country were as follows (in millions):

	Successor
	March 31,	December 31,
	2012	2011
United States	$827.1	$829.9
China	41.6	42.7
Mexico	13.9	12.8
Spain	21.5	21.2
Other	0.8	1.0

	$904.9	$907.6